Notes Payable (Details) - Schedule of notes payable - USD ($) $ in Thousands		3 Months Ended	9 Months Ended	12 Months Ended
		Sep. 30, 2022	Sep. 30, 2022	Dec. 31, 2021		Dec. 31, 2020
June 2021 Notes [Member]
Debt Instrument [Line Items]
Contractual Maturity Date			October 31, 2026
Contractual Interest Rates		0.00%	0.00%
Unpaid Principal Balance		$ 4,012	$ 4,012
Fair Value Measurement Adjustments		612	612
Original issue discount and proceeds allocated to warrants			(955)
Net Carrying Value		3,669	3,669
Interest Expense for the Three and Nine Months Ended September 30, 2022
Optional Notes [Member]
Debt Instrument [Line Items]
Contractual Maturity Date			October 31, 2026
Contractual Interest Rates		15.00%	15.00%
Unpaid Principal Balance		$ 2,687	$ 2,687
Fair Value Measurement Adjustments		737	737
Original issue discount and proceeds allocated to warrants			(912)
Net Carrying Value		2,512	2,512
Interest Expense for the Three and Nine Months Ended September 30, 2022		$ 28	$ 2,572
Bridge Notes [Member]
Debt Instrument [Line Items]
Contractual Maturity Date			August 14, 2026
Contractual Interest Rates		10.00%	10.00%
Unpaid Principal Balance		$ 44,500	$ 44,500
Fair Value Measurement Adjustments		7,690	7,690
Original issue discount and proceeds allocated to warrants			(11,421)
Net Carrying Value		40,769	40,769
Interest Expense for the Three and Nine Months Ended September 30, 2022		$ 418	$ 418
Notes payable – China various other One [Member]
Debt Instrument [Line Items]
Contractual Maturity Date			Due on Demand			Various Dates 2021	[1]
Contractual Interest Rates		0.00%	0.00%			6.00%	[1]
Unpaid Principal Balance		$ 4,902	$ 4,902			$ 4,869	[1]
Fair Value Measurement Adjustments	[1]
Net Carrying Value		4,902	$ 4,902			$ 4,807	[1]
Auto loans [Member]
Debt Instrument [Line Items]
Contractual Maturity Date Auto loans			October 26, 2026	Various
Contractual Interest Rates Auto loans			7%	Various
Unpaid Principal Balance Auto loans		106	$ 106
Fair Value Measurement Adjustments Auto loans
Original issue discount and proceeds allocated to warrants Auto loans
Net Carrying Value Auto loans		106	106	$ 121
Interest Expense for the Three and Nine Months Ended September 30, 2022Auto loans interest Expenses [Member]
Debt Instrument [Line Items]
Unpaid Principal Balance		56,207	56,207
Fair Value Measurement Adjustments		9,039	9,039
Original issue discount and proceeds allocated to warrants			(13,288)
Net Carrying Value		51,958	51,958
Interest Expense for the Three and Nine Months Ended September 30, 2022		$ 446	$ 2,990
March 1, 2021 Notes [Member]
Debt Instrument [Line Items]
Contractual Maturity Date			March 1, 2022	March 1, 2022	[2]
Contractual Interest Rates		14.00%	14.00%	14.00%	[2]
Unpaid Principal Balance	[2]			$ 55,000
Fair Value Measurement Adjustments		$ (1,695)	$ (1,695)	7,692	[2]
Net Carrying Value		$ 56,695	56,695	$ 56,695	[2]
Cash Payment			$ (55,000)
August 26, 2021 Notes [Member]
Debt Instrument [Line Items]
Contractual Maturity Date			March 1, 2022	March 1, 2022	[2]
Contractual Interest Rates		14.00%	14.00%	14.00%	[2]
Unpaid Principal Balance	[2]			$ 30,000
Fair Value Measurement Adjustments		$ (924)	$ (924)	1,011	[2]
Net Carrying Value		30,924	30,924	$ 30,924	[2]
Payment Premium		$ 2,065	2,065
Cash Payment			$ (32,065)
June 2021 Notes One [Member]
Debt Instrument [Line Items]
Contractual Maturity Date			October 31, 2026
Contractual Interest Rates		0.00%	0.00%
Fair Value Measurement Adjustments		$ 917	$ 917
Net Carrying Value		$ 35,071	35,071
Conversion into Class A Common Stock			$ (35,988)
Optional Notes Two [Member]
Debt Instrument [Line Items]
Contractual Maturity Date			October 31, 2026
Contractual Interest Rates		15.00%	15.00%
Fair Value Measurement Adjustments		$ (704)	$ (704)
Net Carrying Value		$ 31,934	31,934
Conversion into Class A Common Stock			$ (31,230)
PPP Loan [Member]
Debt Instrument [Line Items]
Contractual Maturity Date			April 17, 2022
Contractual Interest Rates		1.00%	1.00%
Fair Value Measurement Adjustments
Net Carrying Value		193	193
Payment Premium
Cash Payment			(193)
Conversion into Class A Common Stock
Interest expense One [Member]
Debt Instrument [Line Items]
Fair Value Measurement Adjustments		(2,406)	(2,406)
Net Carrying Value		154,817	154,817
Payment Premium		$ 2,065	2,065
Cash Payment			(87,258)
Conversion into Class A Common Stock			$ (67,218)
March 1, 2021 Notes One [Member]
Debt Instrument [Line Items]
Contractual Maturity Date				March 1, 2022
Contractual Interest Rates				14.00%
Unpaid Principal Balance				$ 55,000
Fair Value Measurement Adjustments				7,692
Original issue discount and proceeds allocated to warrants				(5,997)
Net Carrying Value				$ 56,695
August 26, 2021 Notes One [Member]
Debt Instrument [Line Items]
Contractual Maturity Date				March 1, 2022
Contractual Interest Rates				14.00%
Unpaid Principal Balance				$ 30,000
Fair Value Measurement Adjustments				1,011
Original issue discount and proceeds allocated to warrants				(87)
Net Carrying Value				$ 30,924
June 9, 2021 Note 1 and Note 2 [Member]
Debt Instrument [Line Items]
Contractual Maturity Date				December 9, 2022
Unpaid Principal Balance				$ 40,000
Fair Value Measurement Adjustments				8,503
Original issue discount and proceeds allocated to warrants				(9,522)
Net Carrying Value				$ 38,981
August 10, 2021 Optional Notes [Member]
Debt Instrument [Line Items]
Contractual Maturity Date				February 10, 2023
Contractual Interest Rates				15.00%
Unpaid Principal Balance				$ 33,917
Fair Value Measurement Adjustments				12,283
Original issue discount and proceeds allocated to warrants				(11,518)
Net Carrying Value				$ 34,682
Notes payable - China various other [Member]
Debt Instrument [Line Items]
Contractual Maturity Date	[1]			Due on demand		Due on Demand
Contractual Interest Rates	[1]					9.00%
Unpaid Principal Balance	[1]			$ 5,458		$ 3,677
Fair Value Measurement Adjustments	[1]
Net Carrying Value	[1]			$ 5,458		$ 3,659
PPP Loan Three [Member]
Debt Instrument [Line Items]
Contractual Maturity Date				April 17, 2022
Contractual Interest Rates				1.00%
Unpaid Principal Balance				$ 193
Fair Value Measurement Adjustments
Original issue discount and proceeds allocated to warrants
Net Carrying Value				$ 193
Auto loans Three [Member]
Debt Instrument [Line Items]
Contractual Maturity Date Auto loans				Various
Contractual Interest Rates Auto loans				Various
Unpaid Principal Balance Auto loans				$ 121
Fair Value Measurement Adjustments Auto loans
Original issue discount and proceeds allocated to warrants Auto loans
Net Carrying Value Auto loans				121
Total notes payable [Member]
Debt Instrument [Line Items]
Unpaid Principal Balance				164,689
Fair Value Measurement Adjustments				29,489
Original issue discount and proceeds allocated to warrants				(27,124)
Net Carrying Value				$ 167,054

[1]	The Company issued notes with various third parties through its operations in China.
[2]	On March 1, 2021, the Company amended the NPA to permit the issuance of additional notes payable with principal amounts up to $85,000. On the same day, the Company entered into notes payable agreements with Ares for an aggregate principal of $55,000, receiving net proceeds of $51,510, inclusive of a 4.00% original issue discount and $90 of debt issuance costs paid directly by the lender. The notes payable are collateralized by a first lien on virtually all tangible and intangible assets of the Company and bear interest at 14% per annum. The notes payable mature on March 1, 2022.